Foreign Currency Translation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Foreign Currency Translation

15. Foreign Currency Translation

The accumulated other comprehensive loss account in stockholder’s equity of $37,698 and $34,024 at December 31, 2012 and March 31, 2013, respectively, includes cumulative foreign currency adjustments of $31,331 and $29,789, respectively, from translating the financial statements of the Company’s international subsidiaries, and also includes the change in fair values of the Company’s interest rate swap agreements that are designated as hedges and the change in fair value of the Company’s available-for-sale securities.

All foreign countries where the Company has operations are non-highly inflationary and the local currency is the same as the functional currency in all of the locations. Thus, any fluctuation in the currency results in a cumulative foreign currency translation adjustment recorded to accumulated other comprehensive loss.

Below is a summary of the impact of translating the March 31, 2013 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For The
	Exchange Rate as of		Total Assets at	Three Months Ended
Country	March 31, 2013	December 31, 2012	March 31, 2013	March 31, 2013
Brazil	2.03	2.05	$334,374	$2,860
Mexico	12.33	13.02	$118,434	4,821
Argentina	5.14	4.91	$129,019	(4,294)
Colombia	1,832.20	1,768.23	$46,193	(1,244)
Peru	2.65	2.56	$38,223	(1,252)
All other				651

				$1,542

14. FOREIGN CURRENCY TRANSLATION

The accumulated other comprehensive loss account in stockholder’s equity of $23,682 and $37,698 at December 31, 2011 and 2012, respectively, includes the cumulative foreign currency losses of $11,325 and $31,330, respectively, from translating the financial statements of the Company’s international subsidiaries, the change in fair values of the Company’s interest rate swap agreements that are designated as hedges and the change in fair value of the Company’s available-for-sale securities.

All foreign countries where the Company has operations are non-highly inflationary and the local currency is the same as the functional currency in all of the locations. Thus, any fluctuation in the currency results in a cumulative foreign currency translation adjustment recorded to accumulated other comprehensive loss.

Below is a summary of the impact of translating the December 31, 2012 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2012
Brazil	2.05	1.87	$348,405	$(21,690)
Mexico	13.02	14.00	$137,705	6,601
Argentina	4.91	4.31	$133,152	(12,926)
Colombia	1,768.23	1,950.0	$46,898	2,790
Chile	479.8	520.7	$49,749	2,958
All other				2,262

				$(20,005)

Below is a summary of the impact of translating the December 31, 2011 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2011
Brazil	1.87	1.67	$327,679	$(28,000)
Mexico	14.00	12.39	$121,935	(11,818)
Argentina	4.31	3.98	$128,524	(4,196)
Colombia	1,950.0	1,950.0	$34,568	153
Chile	520.7	473.2	$40,084	(3,324)
All other				1,127

				$(46,058)

During May 2011, the Company’s ownership in its Chilean subsidiary increased from 97.4% to 100% as a result of the Company’s purchase of the noncontrolling interests’ shares of Cinemark Chile. As part of this transaction, the Company recorded the amount of accumulated other comprehensive loss previously allocated to the noncontrolling interest of $485, related to the translation of the Chilean financial statements into U.S. dollars, as an increase to accumulated other comprehensive loss with an offsetting decrease to additional paid-in-capital. See Note 7.